Income Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2020 USD ($)
Deferred tax assets:
Start-up/Organization costs	$ 31,262
Total deferred tax assets	31,262
Valuation allowance	(31,262)
Deferred tax asset, net of allowance